PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	2 to 50+
Land improvements	15
Furniture, fixtures and equipment	3 to 10
The following table presents the change to the components of the partnership’s hospitality assets for the six months ended June 30, 2022 and for the year ended December 31, 2021:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Cost:
Balance at the beginning of period	$5,723	$5,575
Additions	125	1,885
Disposals	(29)	(323)
Foreign currency translation	(313)	(83)
Impact of deconsolidation due to loss of control and other(1)	(84)	(1,331)
	5,422	5,723
Accumulated fair value changes:
Balance at the beginning of period	763	488
Revaluation (losses) gains, net	—	930
Impact of deconsolidation due to loss of control and other(1)	—	(593)
Disposals	—	(65)
Provision for impairment	—	7
Foreign currency translation	(47)	(4)
	716	763
Accumulated depreciation:
Balance at the beginning of period	(863)	(828)
Depreciation	(146)	(294)
Disposals	34	84
Foreign currency translation	67	13
Impact of deconsolidation due to loss of control and other(1)	36	162
	(872)	(863)
Total property, plant and equipment(2)	$5,266	$5,623
(1)The prior year reflects the reclassification of a hospitality portfolio to assets held for sale.
(2)Includes right-of-use assets of $212 million (December 31, 2021 - $204 million)